Changes in Accounting policies and Recent accounting pronouncements (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Changes in Accounting policies and Recent accounting pronouncements

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended 31 December 2025, as included in Note 2 to the Company’s consolidated financial statements included in the 2025 Annual Report. There have been no changes to the Company’s accounting policies and recent accounting pronouncements in the six-month period ended June 30, 2026 other than the IFRS amendments which have been adopted by the Company as of 1 January 2026 as indicated below:

•	IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures - Classification and Measurement of Financial Instruments (Amendments). In May 2024, the IASB issued amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures and they become effective for annual reporting periods beginning on or after January 1, 2026, with earlier application permitted. Management has assessed the effect of these amendments on the Company’s financial statements and disclosures and concluded that no significant changes occurred.

•	Annual Improvements to IFRS Accounting Standards – Volume 11. In July 2024, the IASB issued Annual Improvements to IFRS Accounting Standards – Volume 11. An entity shall apply those amendments for annual reporting periods beginning on or after January 1, 2026. Earlier application is permitted. Management has assessed the effect of these amendments on the Company’s financial statements and disclosures and concluded that no significant changes occurred.

Standards issued but not yet effective and not early adopted:
•	IFRS 20 Regulatory Assets and Regulatory Liabilities. On 27 May 2026, the Board issued IFRS 20 Regulatory Assets and Regulatory Liabilities. IFRS 20 sets out the requirements for the recognition, measurement, presentation and disclosure of regulatory assets, regulatory liabilities, regulatory income and regulatory expense. IFRS 20, and the consequential amendments to the other accounting standards, is effective for reporting periods beginning on or after 1 January 2029 and is applied either retrospectively in accordance with IAS 8 or using the modified retrospective approach which includes certain transition reliefs from the application of IAS 8. Early adoption is permitted and has to be disclosed. Management will assess in future periods whether the entity is in the scope of IFRS 20.